VIA EDGAR

August 3, 2009

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

RE:	Old Mutual Funds II
1933 Act File No. 002-99810
1940 Act File No. 881-04391
CIK No. 0000775180
Rule 497(j) Certification/PEA 106

Ladies and Gentlemen:

On behalf of Old Mutual Funds II (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), I hereby certify that (i) the Class A and Class C Prospectus, the Class Z and Institutional Class Prospectus, and the Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) under the Securities Act of 1933 (the “1933 Act”) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 106 under the 1933 Act to the Registrant’s Registration Statement on Form N-1A effective on July 29, 2009 (the “Amendment”); and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission.

If you have any questions regarding this filing, please do not hesitate to contact me at 720-200-7727.

Very truly yours,

/s/ Kathryn L. Santoro

Kathryn L. Santoro
Associate Counsel
OLD MUTUAL CAPITAL, INC.